SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENT

28.	SUBSEQUENT EVENT

Management has evaluated subsequent events through the date these financial statements were available to be issued.

Entry into a Material Definitive Agreement

On July 16, 2026, the Group had entered into a placement agency agreement (the “PA Agreement”) with Revere Securities LLC (the “Placement Agent”) in connection with issuance and sale by the Group pursuant to a securities purchase agreement dated July 16, 2026 (the “ELOC Offering”) of unsecured promissory notes (the “Notes”) in the aggregate principal amount of US$10,000,000 with an aggregate subscription price of US$8,000,000, to be funded in tranches, and common warrants (the “Warrants” and together with the Notes, the “Offered Securities”) to purchase an aggregate of up to 29,122,679 ordinary shares, par value US$0.001 par value per share (“ELOC Ordinary Shares”). Each of the Warrants will be immediately exercisable, subject to beneficial ownership limitations, for one ELOC Ordinary Share at an initial exercise price of US$2.00 per share, subject to adjustments.

The Offering will close in several tranches. The closing of the first tranche of the Offering took place on July 24, 2026, at which time the Company issued (i) a note in the aggregate principal amount of US$10,000,000, which is payable and funded in tranches, (ii) a Warrant to purchase up to 29,122,679 Ordinary Shares and (iii) a Pre-Funded Warrant to purchase up to 1,143,962 Ordinary Shares and (iv) 676,205 Ordinary Shares. At the first tranche closing, the Investor funded US$2,000,000 in aggregate gross proceeds, before deducting placement agent fees and other offering expenses payable by the Group.

In connection with the Offering, the Company also entered into (i) a securities purchase agreement dated July 16, 2026 (the “Securities Purchase Agreement”) with certain investors, at the investor’s option, who purchased the Offered Securities in the Offering; (ii) a equity purchase agreement (the “Equity Purchase Agreement”) dated July 16, 2026 with Target Capital 1, LLC (the “Investor”) pursuant to which the Company may sell and issue to the Investor, and the Investor may purchase from the Company, up to US$100,000,000 of Company’s Ordinary Shares; (iii) an escrow agreement dated July 9, 2026 (the “Escrow Agreement”) with the Placement Agent and Continental Stock Transfer & Trust Company, as escrow agent, pursuant to which, the escrow funds will be disbursed by the escrow agent pursuant to the terms and conditions of the Escrow Agreement.

Increase of authorized share capital, re-classification and re-designation of share capital and share consolidation

It is proposed that the following matters be proposed to shareholders of the Company for consideration and approval at an extraordinary general meeting on 10 August 2026:

(a) Increase of share capital by way of an ordinary resolution

THAT, effective August 11, 2026, the authorized share capital of the Company be increased from US$50,000 divided into 50,000,000 shares of a par value of US$0.001 each to US$5,000,000 divided into 5,000,000,000 shares of a par value of US$0.001 each, by the creation of an additional 4,950,000,000 shares of a par value of US$0.001 each ranking pari passu with the existing shares of the Company (the “Share Capital Increase”);

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

28.	SUBSEQUENT EVENT - continued

(b) Re-classification and re-designation of share capital by way of a special resolution

THAT with effective from August 11, 2026,

(i) the authorized share capital of the Company shall be re-classified by re-classifying 5,000,000,000 shares of a par value of US$0.001 each into 4,993,640,000 class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 6,360,000 class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”, each such share carrying fifty (50) votes per share with such rights, restrictions and privileges as set out in the New M&A (as defined below)) (the Class A Shares together with the Class B Shares, the “Shares”) so that the authorized share capital of the Company shall be US$5,000,000 divided into 5,000,000,000 shares of a par value of US$0.001 each comprised of 4,993,640,000 Class A Shares of a par value of US$0.001 each and 6,360,000 Class B Shares of a par value of US$0.001 each, such shares having the rights, restrictions and privileges as set out in the New M&A (as defined below);

(ii) contemporaneously upon the above re-classification taking effect, each issued share of the Company shall be re-designated as an issued Class A Share with all rights, restrictions and privileges remaining identical to the existing issued shares of the Company;

(iii) immediately following the abovementioned re-designation, 5,280,000 Class A Shares then held by Joyful Star Limited (“Joyful Star”) shall be repurchased and cancelled by the Company and in consideration, the Company shall allot and issue to Joyful Star 5,280,000 Class B Shares, credited as fully paid;

(iv) immediately following the abovementioned re-designation, 1,080,000 Class A Shares then held by Green Circle Limited (“GCL”) shall be repurchased and cancelled by the Company and in consideration, the Company shall allot and issue to GCL 1,080,000 Class B Shares, credited as fully paid; and

(v) the second amended and restated memorandum of association and articles of association of the Company (the “New M&A”) containing the amendments (shown as blackline) to the existing amended and restated memorandum of association and articles of association of the Company be approved and adopted as the new memorandum of association and articles of association of the Company in substitution for and to the exclusion of the existing amended and restated memorandum of association and articles of association of the Company;

(the above steps collectively, the “Re-classification and Re-designation”)

Based on our evaluation, except for aforementioned, there are no subsequent events that would require disclosure in these consolidated financial statements.